Annual Total Returns [BarChart] - BlackRock Short Maturity Bond ETF - BlackRock Short Maturity Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	0.75%
Annual Return 2015	0.69%
Annual Return 2016	1.42%
Annual Return 2017	1.55%
Annual Return 2018	1.71%
Annual Return 2019	3.47%
Annual Return 2020	1.43%